LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	¥ 61,640	¥ 1,106,355
Yuanjing Mingchuang
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	14,930	532,035
Shengdu
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient		480,000
Others
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	¥ 46,710	¥ 94,320